CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2012 Preferred shares	Nov. 30, 2011 Series C shares	Dec. 31, 2012 Series C shares	Dec. 31, 2010 Series C shares	Dec. 31, 2012 Series D shares	Dec. 31, 2010 Series D shares	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock
Redemption, conversion and liquidation preference
Redemption period after specified date		9 months			9 months
Threshold for automatic conversion of preferred shares based on proceeds from IPO	$ 50,000
Conversion price for convertible preferred shares (in dollars per share)							$ 0.0035	$ 0.035
Conversion price for convertible redeemable preferred shares (in dollars per share)			$ 0.228		$ 0.093
Convertible redeemable preferred stock, liquidation value				$ 26,713		$ 403,854